CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NET REVENUES
NET REVENUES - Educational programs and services	$ 9,163	$ 14,840	$ 17,816
COST OF REVENUES
COST OF REVENUES - Educational programs and services	(6,669)	(14,556)	(15,393)
GROSS PROFIT	2,494	284	2,423
OPERATING EXPENSES
Selling and marketing	(1,051)	(1,487)	(3,133)
General and administrative	(5,264)	(7,628)	(7,922)
Research and development	(484)
Impairment loss		(657)
Total operating expenses	(6,799)	(9,772)	(11,055)
OPERATING LOSS	(4,305)	(9,488)	(8,632)
OTHER INCOME (EXPENSE)
Interest income (expenses), net	(57)	(101)	238
Other (expenses) income, net	(199)	500	(260)
Gain on forgiven PPP loan			1,460
Loss on disposal of subsidiaries		(163)
Gain on disposal of assets	1,400
Total other income, net	1,144	236	1,438
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(3,161)	(9,252)	(7,194)
Income tax benefit (expenses)	(14)		505
LOSS FROM CONTINUING OPERATIONS	(3,175)	(9,252)	(6,689)
Income (Loss) from and on sale of discontinued operations, net of income tax		(5,056)	7,002
NET INCOME (LOSS)	(3,175)	(14,308)	313
Less: Net loss attributable to noncontrolling interests from discontinued operations		(235)	(157)
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM CONTINUING OPERATIONS	(3,175)	(9,252)	(6,689)
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM DISCONTINUED OPERATIONS		(4,821)	7,159
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	(3,175)	(14,073)	470
OTHER COMPREHENSIVE LOSS, NET OF TAX
Foreign translation adjustments		(339)	(112)
Unrealized loss on short term investments			(16)
Other comprehensive loss		(339)	(128)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (3,175)	$ (14,647)	$ 185
Net loss from continuing operations per share - basic	$ (0.06)	$ (0.19)	$ (0.14)
Net loss from continuing operations per share - diluted	$ (0.06)	(0.19)	(0.14)
Net loss from discontinued operations per share-basic		(0.10)	0.15
Net loss from discontinued operations per share-diluted		$ (0.10)	$ 0.15
Weighted average shares used in calculating basic net income (loss) per share	56,333,003	49,458,266	46,654,853
Weighted average shares used in calculating diluted net income (loss) per share	56,333,003	49,458,266	46,654,853
General and administrative
Share-based compensation expense from continuing operations included in:
Share-based compensation expenses		$ 1,083	$ 139
American Depositary Shares
OTHER COMPREHENSIVE LOSS, NET OF TAX
Net loss from continuing operations per share - basic	$ (1.20)	$ (3.80)	$ (2.80)
Net loss from continuing operations per share - diluted	$ (1.20)	(3.80)	(2.80)
Net loss from discontinued operations per share-basic		(2.00)	3.00
Net loss from discontinued operations per share-diluted		$ (2.00)	$ 3.00